Retirement benefits - Summary of Estimated Future Benefit Payments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 112	$ 114
Due within one year [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	5	5
Between one and five years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	21	20
More than 5 years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 86	$ 89
Plan [member] | United Kingdom [member]
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	13 years	14 years
Plan [member] | United States [member]
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	7 years 6 months	7 years 7 months 6 days
US post-retirement plan [member]
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	8 years	8 years